SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C.  20549

                         FORM N-1A

                                                File No. 33-75112
                                                File No. 811-8350


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.

     Post-Effective Amendment No.  6

                              AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
1940

     Amendment No.  6


                   VOYAGEUR INVESTMENT TRUST II
    (Exact Name of Registrant as Specified in Charter)

         1818 Market Street, Philadelphia, Pennsylvania     19103
           (Address of Principal Executive Offices)    (Zip Code)

Registrant's Telephone Number, including Area Code:(215) 255-2923

George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA
19103
          (Name and Address of Agent for Service)

Approximate Date of Public Offering:               April 30, 1998

It is proposed that this filing will become effective:

               immediately upon filing pursuant to paragraph (b)

       X       on April 30, 1998 pursuant to paragraph (b)

               60 days after filing pursuant to paragraph (a)(1)

               on (date) pursuant to paragraph (a)(1)

               75 days after filing pursuant to paragraph (a)(2)

               on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate:
     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendement

               Title of Securities Being Registered
            Tax-Free Florida Intermediate Fund A Class
            Tax-Free Florida Intermediate Fund B Class
            Tax-Free Florida Intermediate Fund C Class


                    ---   C O N T E N T S   ---


     This Post-Effective Amendment No. 6 to Registration File No.
33-75112 includes the following:


     1.   Facing Page

     2.   Contents Page

     3.   Cross-Reference Sheets(1)

     4.   Part A - Prospectus(2)

     5.   Part B - Statement of Additional Information(2)

     6.   Part C - Other Information(2)

     7.   Signatures

(1) This Post-Effective Amendment relates to the Registrant's one series of shares and its classes: Tax-Free Florida Intermediate Fund - Tax-Free Florida Intermediate Fund A Class, Tax-Free Florida Intermediate Fund B Class, and Tax-Free Florida Intermediate Fund C Class.

(2) The Registrant's Prospectus and Statement of Additional Information dated April 30, 1998 are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 19 to the Registration Statement of Voyageur Mutual Funds, Inc. filed April 29, 1998.

(3) Items 28 and 29 to Part C are incorporated into this filing by reference to the electronic filing of Post-Effective
     Amendment No. 19 to the Registration Statement of Voyageur
     Mutual Funds, Inc. filed April 29, 1998.


                      CROSS-REFERENCE SHEET

                              PART A

Item No.  Description                   Location in Prospectus*

   1      Cover Page. . . . . . . .     Cover Page

   2      Synopsis. . . . . . . . .     Synopsis; Summary
                                        of Expenses

   3      Condensed Financial
          Information . . . . . . .     Financial Highlights

   4      General Description
          of Registrant . . . . . .     Investment Objectives
                                        and Policies; Classes
                                        of Shares

   5      Management of the Fund. .     Management of the Funds

   6      Capital Stock and Other
          Securities. . . . . . . .     The Delaware Difference;
                                        Dividends and
                                        Distributions; Taxes;
                                        Classes of Shares

   7      Purchase of Securities
          Being Offered . . . . . .     Cover Page; How to Buy
                                        Shares; Calculation of
                                        Offering Price and
                                        Net Asset Value Per
                                        Share; Management
                                        of the Funds

   8      Redemption or Repurchase.     How to Buy Shares;
                                        Redemption and Exchange

   9      Legal Proceedings . . . .     None


* The Prospectus is included in and hereby incorporated by reference to Post-Effective Amendment No. 19 of Voyageur Mutual Funds, Inc.'s Registration Statement
   (File No. 33-63238).


                    CROSS-REFERENCE SHEET

                           PART B

Item No.  Description                   Location in Statement of
                                        Additional Information*

   10     Cover Page. . . . . . . .     Cover Page

   11     Table of Contents . . . .     Table of Contents

   12     General Information
          and History . . . . . . .     Inapplicable

   13     Investment Objectives
          and Policy. . . . . . . .     Investment Policies
                                        and Restrictions

   14     Management of the
          Registrant. . . . . . . .     Officers and Directors

   15     Control Persons and
          Principal Holders of
          Securities. . . . . . . .     Officers and Directors

   16     Investment Advisory
          and Other Services. . . .     Officers and Directors;
                                                  Investment Management
                                        Agreements and
                                        Sub-Advisory Agreements;
                                        General Information;
                                        Financial Statements

   17     Brokerage Allocation. . .     Trading Practices and
                                        Brokerage

   18     Capital Stock and Other
          Securities. . . . . . . .     Capitalization and
                                        Noncumulative Voting
                                        (under General
                                        Information)

   19     Purchase, Redemption and
          Pricing of Securities
          Being Offered . . . . . .     Purchasing Shares;
                                        Determining Offering
                                        Price and Net Asset
                                        Value; Redemption and
                                        Repurchase; Exchange
                                        Privilege

   20     Tax Status . . . . . . . .    Distributions; Taxes

   21     Underwriters . . . . . . .    Purchasing Shares

   22     Calculation of
          Performance Data . . . . .    Performance Information

   23     Financial Statements. . .     Financial Statements

* The Statement of Additional Information is included in and hereby incorporated by reference to Post-Effective
   Amendment No. 19 of Voyageur Mutual Funds, Inc.'s
   Registration Statement (File No. 33-63238).


                   CROSS-REFERENCE SHEET

                          PART C

Item No.  Description                   Location in Part C

   24     Financial Statements
          and Exhibits. . . . . . .     Item 24

   25     Persons Controlled by
          or under Common Control
          with Registrant . . . . .     Item 25

   26     Number of Holders of
          Securities. . . . . . . .     Item 26

   27     Indemnification . . . . .     Item 27

   28     Business and Other
          Connections of Investment
          Adviser . . . . . . . . .     Item 28

   29     Principal Underwriters. .     Item 29

   30     Location of Accounts
          and Records . . . . . . .     Item 30

   31     Management Services . . .     Item 31

   32     Undertakings. . . . . . .     Item 32



                                PART C

                           Other Information


Item 24.  Financial Statements and Exhibits

          (a)  Financial Statements:

                Part A   -    Financial Highlights

               *Part B   -    Statement of Net Assets
                              Statement of Operations
                              Statement of Changes in Net Assets
                              Notes to Financial Statements
                              Accountant's Report

               * The financial statements and Accountant's Report listed above relating to Voyageur Investment Trust II are incorporated into this filing by reference into the Fund's Part B from the Registrant's Annual Report for the fiscal year ended December 31, 1997.

          (b)  Exhibits:

               (1)  Articles of Incorporation.

                    (a)  Agreement and Declaration of Trust
                         (October 18, 1993) incorporated into
                         this filing by reference to Post-
                         Effective Amendment No. 3 filed
                         April 30, 1996.

               (2) By-Laws. By-Laws incorporated into this filing by reference to Post-Effective
                    Amendment No. 3 filed April 30, 1996.

               (3)  Voting Trust Agreement.  Inapplicable.

               (4) Copies of All Instruments Defining the Rights of Holders.

                    (a)  Articles of Incorporation and Articles
                         Supplementary.

                         (i)  Article V of Declaration of Trust
                              (October 18, 1993) incorporated
                              into this filing by reference to
                              Post-Effective Amendment No. 3
                              filed April 30, 1996.

                    (b)  By-Laws.

                         (i)  Article II incorporated into this
                              filing by reference to Post-
                              Effective Amendment No. 3 filed
                              April 30, 1996.

               (5)  Investment Management Agreement.

                    (a)  Investment Management Agreement
                         (April 30, 1997) between Voyageur Fund
                         Managers, Inc. and the Registrant on
                         behalf of Tax-Free Florida Intermediate
                         Fund incorporated into this filing by
                         reference to Post-Effective Amendment
                         No. 5 filed August 28, 1997.

               (6)  (a)  Distribution Agreement.

                         (i)  Proposed Distribution Agreement
                              (1997) between Delaware
                              Distributors, L.P. and the
                              Registrant on behalf of Tax-Free
                              Florida Intermediate Fund
                              incorporated into this filing
                              by reference to Post-Effective
                              Amendment No. 5 filed August 28,
                              1997.

                    (b)  Administration and Service Agreement.
                         Form of Administration and Service
                         Agreement (as amended November 1995)
                         (Module) incorporated into this filing
                         by reference to Post-Effective Amendment
                         No. 5 filed August 28, 1997.

                    (c)  Dealer's Agreement.  Dealer's Agreement
                         (as amended November 1995) (Module)
                         incorporated into this filing by
                         reference to Post-Effective Amendment
                         No. 5 filed August 28, 1997.

                    (d)  Mutual Fund Agreement for the Delaware
                         Group of Funds (as amended November
                         1995) (Module) incorporated into this
                         filing by reference to Post-Effective
                         Amendment No. 5 filed August 28, 1997.

               (7)  Bonus, Profit Sharing, Pension Contracts.
                    Inapplicable.

               (8)  Custodian Agreement.

                    (a)  Custodian Contract with Norwest Bank
                         Minnesota N.A. (May 2, 1994)
                         incorporated into this filing by
                         reference to Post-Effective Amendment
                         No. 3 filed April 30, 1996.

               (9)  Other Material Contracts.

                    (a)  Shareholder Services Agreement (1997)
                         between Delaware Service Company, Inc.
                         and the Registrant on behalf of the Fund
                         (Module) incorporated into this filing
                         by reference to Post-Effective Amendment
                         No. 5 filed August 28, 1997.

                    (b)  Executed Fund Accounting Agreement
                         (August 19, 1996) between Delaware
                         Service Company, Inc. and the Registrant on behalf of the Fund (Module) incorporated into this filing by reference to Post-Effective Amendment No. 5 filed August 28, 1997.

                         (i)  Executed Amendment No. 7
                              (October  14, 1997) to Schedule A
                              to Delaware Group of Funds Fund
                              Accounting Agreement attached as
                              Exhibit.

                         (ii) Executed Amendment No. 8
                              (December 18, 1997) to Schedule A
                              to Delaware Group of Funds Fund
                              Accounting Agreement attached as
                              Exhibit.

               (10) Opinion of Counsel.  Attached as Exhibit.


               (11) Consent of Auditors.  Attached as Exhibit.

               (12) Inapplicable.

               (13) Letter of Investment Intent incorporated into
                    this filing by reference to Pre-Effective
                    Amendment No. 1 filed on April 20, 1994.

               (14) Inapplicable.

               (15) Plans under Rule 12b-1.

                    (a)  Plan under Rule 12b-1 for Class A, B and
                         C Shares (1997) of Voyageur Investment
                         Trust II on behalf of each Fund
                         incorporated into this filing by
                         reference to Post-Effective Amendment
                         No. 3 filed April 30, 1996.

               (16) Schedules of Computation for each Performance
                    Quotation.

                    (a)  Schedules of Computation of Fund
                         performance for each Fund incorporated
                         into this filing by reference to Post-
                         Effective Amendment No. 3 filed
                         April 30, 1996.

               (17) Financial Data Schedules.  Attached as
                    Exhibits.

               (18) Plan under Rule 18f-3.

                    (a)  Plan under Rule 18f-3 (June 19, 1997)
                         attached as Exhibit.

               (19) Other:    Trustees' Power of Attorney.
                    Attached as Exhibit.

Item 25.  Persons Controlled by or under Common Control with
          Registrant.  None.

Item 26.  Number of Holders of Securities.

               (1)                      (2)

                                   Number of
          Title of Class           Record Holders

          Voyageur Investment
          Trust II
          Tax-Free Florida
          Intermediate Fund's:

          Tax-Free Florida
          Intermediate Fund
          A Shares:  Shares of
          Beneficial Interest
          Per Share with No        61 Accounts
          Par Value                as of February 28, 1998

          Tax-Free Florida
          Intermediate Fund
          B Shares:  Shares of
          Beneficial Interest
          Per Share with No        34 Accounts
          Par Value                as of February 28, 1998

          Tax-Free Florida
          Intermediate Fund
          C Shares:  Shares of
          Beneficial Interest      3 Accounts
          Per Share with No        as of February 28, 1998
          Par Value

Item 27. Indemnification. Incorporated into this filing by reference to Post-Effective Amendment No. 3 filed
          April 30, 1996.

Item 28.  Business and Other Connections of Investment Adviser.

          Incorporated into this filing by reference to Post-
          Effective Amendment No. 19 to the Registration
          Statement of Voyageur Mutual Funds, Inc. filed
          April 29, 1998

Item 29.  Principal Underwriters.

          Incorporated into this filing by reference to Post-
          Effective Amendment No. 19 to the Registration
          Statement of Voyageur Mutual Funds, Inc. filed
          April 29, 1998

Item 30.  Location of Accounts and Records.

          All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103
          or One Commerce Square, Philadelphia, PA 19103 or 90 South Seventh Street, Suite 4400,
          Minneapolis, Minnesota 55402.

Item 31.  Management Services.  None.

Item 32.  Undertakings.

          (a)  Inapplicable.

          (b)  Inapplicable.

          (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

          (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                              SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 21st day of March, 1998.

                                   VOYAGEUR INVESTMENT TRUST II

                                   By /s/Wayne A. Stork
                                        Wayne A. Stork
                                        Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

       Signature                   Title              Date


/s/Wayne A. Stork             Chairman of the     March 21, 1998
Wayne A. Stork                Board and Trustee

                              Executive Vice
                              President/Chief
                              Operating Officer/
                              Chief Financial
                              Officer (Principal
                              Financial Officer
                              and Principal
/s/David K. Downes            Accounting Officer) March 21, 1998
David K. Downes

/s/Walter P. Babich     *     Trustee             March 21, 1998
Walter P. Babich

/s/Anthony D. Knerr     *     Trustee             March 21, 1998
Anthony D. Knerr

/s/Ann R. Leven         *     Trustee             March 21, 1998
Ann R. Leven

/s/W. Thacher Longstreth*     Trustee             March 21, 1998
W. Thacher Longstreth

/s/Thomas F. Madison    *     Trustee             March 21, 1998
Thomas F. Madison

/s/Jeffrey J. Nick      *     Trustee             March 21, 1998
Jeffrey J. Nick

/s/Charles E. Peck      *     Trustee             March 21, 1998
Charles E. Peck

                         *By /s/ Wayne A. Stork
                              Wayne A. Stork
                         as Attorney-in-Fact for
                       each of the persons indicated



               SECURITIES AND EXCHANGE COMMISSION
                    Washington, DC 20549



















                           Exhibits

                              to

                           Form N-1A









   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         INDEX TO EXHIBITS


Exhibit No.    Exhibit

EX-99.B9BI     Executed Amendment No. 7 (October 14,1997)
               to Schedule A to Delaware Group of Funds
               Fund Accounting Agreement

EX-99.B9BII    Executed Amendment No. 8 (December 18, 1997)
               to Schedule A to Delaware Group of Funds
               Fund Accounting Agreement

EX-99.B10      Opinion of Counsel

EX-99.B11      Consent of Auditors

EX-27          Financial Data Schedules

EX-99.B18A     Plan under Rule 18f-3 (June 19, 1997)

EX-99.B19      Directors' Power of Attorney